Thrivent Financial for Lutherans
625 Fourth Avenue South
Minneapolis, Minnesota 55415
February 10, 2017
VIA EDGAR CORRESPONDENCE
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Series Fund, Inc., 1933 Act File No. 33-3677 Post-Effective Amendment No. 55 to the Form N-1A Registration Statement
Ladies and Gentlemen:
For filing is Post-Effective Amendment No. 55 to the registration statement of Thrivent Series Fund, Inc. (the “Registrant”) on Form N-1A, filed in accordance with Rule 485(a) under the Securities Act of 1933.
As indicated on the facing sheet of the Amendment, the Registrant has requested that the Amendment become effective on April 28, 2017.
If you have any comments, please feel free to contact me at (612) 844-4198.
Thank you,
/s/ Michael W. Kremenak
Michael W. Kremenak Secretary and Chief Legal Officer